CORPORATE INCOME TAX - Deferred tax (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
Deferred tax assets
Unrecognised tax loss carried forward						₫ 3,238,531		₫ 1,745,182
Deferred tax assets from lease back transaction						2,806,243
Written-off R&D expenses						877,778		118,549
Lease liabilities						904,451		384,044
Exceeding-deductible-cap interest expense carried forward						728,237		430,351
Start-up costs						704,720
Provision for net realizable value of inventory						192,142		11,281
Impairment of lease assets						122,954
Others						173,872		534,947
Total deferred tax assets						9,748,928		3,224,354
Less valuation allowance			₫ (12,056,112)		$ (505,158,468)	(7,570,934)	$ (317,226,766)	(2,840,310)	₫ (1,721,902)
Total deferred tax assets, net amount						2,177,994		384,044
Deferred tax liabilities
Deferred tax liabilities from lease back transaction						(2,115,120)
Right-of-use assets						(904,451)		(384,044)
Others						(106,404)		(1,243)
Total deferred tax liabilities						(3,125,975)		(385,287)
Deferred tax liabilities, net						(947,981)		(1,243)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets								50,219
Deferred tax liabilities	₫ 1,015,454	$ 41,857,131	1,025,264	[1]		947,981		51,462
Deferred tax liabilities, net						(947,981)		₫ (1,243)
As previously reported
Deferred tax assets
Unrecognised tax loss carried forward			5,063,200		212,151,177
Deferred tax assets from lease back transaction			3,159,925		132,402,791
Written-off R&D expenses			2,135,639		89,484,581
Lease liabilities			1,063,152		44,546,719
Exceeding-deductible-cap interest expense carried forward			1,119,351		46,901,492
Start-up costs			794,479		33,289,156
Provision for net realizable value of inventory			446,205		18,696,262
Impairment of lease assets			44,663		1,871,407
Others			728,464		30,523,087
Total deferred tax assets			14,555,078		609,866,672
Less valuation allowance			(12,056,112)		(505,158,468)
Total deferred tax assets, net amount			2,498,966		104,708,204
Deferred tax liabilities
Deferred tax liabilities from lease back transaction			(2,202,528)		(92,287,271)
Right-of-use assets			(1,063,152)		(44,546,719)
Others			(158,973)		(6,661,066)
Total deferred tax liabilities			(3,424,653)		(143,495,056)
Deferred tax liabilities, net			(925,687)		(38,786,852)
Reflected in the consolidated balance sheet as follows:
Deferred tax liabilities			925,687		38,786,852	₫ 947,981
Deferred tax liabilities, net			₫ (925,687)		$ (38,786,852)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).